Shareholder Report, Holdings (Details)	Dec. 31, 2025
Needham Growth Fund | Retail Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Needham Growth Fund | Retail Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Needham Growth Fund | Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Needham Growth Fund | Retail Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Needham Growth Fund | Retail Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Growth Fund | Retail Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Needham Growth Fund | Retail Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Needham Growth Fund | Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Needham Growth Fund | Retail Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Needham Growth Fund | Retail Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Needham Growth Fund | Retail Class | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Needham Growth Fund | Retail Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Needham Growth Fund | Retail Class | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Needham Growth Fund | Retail Class | Nova, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Needham Growth Fund | Retail Class | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Needham Growth Fund | Retail Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Growth Fund | Retail Class | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Growth Fund | Retail Class | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Growth Fund | Retail Class | Entegris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Needham Growth Fund | Retail Class | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Needham Growth Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Needham Growth Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Needham Growth Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Needham Growth Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Needham Growth Fund | Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Growth Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Needham Growth Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Needham Growth Fund | Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Needham Growth Fund | Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Needham Growth Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Needham Growth Fund | Institutional Class | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Needham Growth Fund | Institutional Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Needham Growth Fund | Institutional Class | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Needham Growth Fund | Institutional Class | Nova, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Needham Growth Fund | Institutional Class | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Needham Growth Fund | Institutional Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Growth Fund | Institutional Class | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Growth Fund | Institutional Class | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Growth Fund | Institutional Class | Entegris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Needham Growth Fund | Institutional Class | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Needham Aggressive Growth Fund | Retail Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Needham Aggressive Growth Fund | Retail Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Needham Aggressive Growth Fund | Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Needham Aggressive Growth Fund | Retail Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Needham Aggressive Growth Fund | Retail Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Needham Aggressive Growth Fund | Retail Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Needham Aggressive Growth Fund | Retail Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Needham Aggressive Growth Fund | Retail Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Needham Aggressive Growth Fund | Retail Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Needham Aggressive Growth Fund | Retail Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Needham Aggressive Growth Fund | Retail Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Needham Aggressive Growth Fund | Retail Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Needham Aggressive Growth Fund | Retail Class | Dreyfus Treasury Securities Cash Management - Class Institutional
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Needham Aggressive Growth Fund | Retail Class | nLight, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Needham Aggressive Growth Fund | Retail Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Aggressive Growth Fund | Retail Class | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Needham Aggressive Growth Fund | Retail Class | ThredUp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Aggressive Growth Fund | Retail Class | Oil-Dri Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Needham Aggressive Growth Fund | Retail Class | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Aggressive Growth Fund | Retail Class | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Needham Aggressive Growth Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Needham Aggressive Growth Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Needham Aggressive Growth Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Needham Aggressive Growth Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Needham Aggressive Growth Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Needham Aggressive Growth Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Needham Aggressive Growth Fund | Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Needham Aggressive Growth Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Needham Aggressive Growth Fund | Institutional Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Needham Aggressive Growth Fund | Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Needham Aggressive Growth Fund | Institutional Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Needham Aggressive Growth Fund | Institutional Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Needham Aggressive Growth Fund | Institutional Class | Dreyfus Treasury Securities Cash Management - Class Institutional
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Needham Aggressive Growth Fund | Institutional Class | nLight, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Needham Aggressive Growth Fund | Institutional Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Aggressive Growth Fund | Institutional Class | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Needham Aggressive Growth Fund | Institutional Class | ThredUp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Aggressive Growth Fund | Institutional Class | Oil-Dri Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Needham Aggressive Growth Fund | Institutional Class | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Aggressive Growth Fund | Institutional Class | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Needham Small Cap Growth Fund | Retail Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	72.70%
Needham Small Cap Growth Fund | Retail Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Needham Small Cap Growth Fund | Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Needham Small Cap Growth Fund | Retail Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Needham Small Cap Growth Fund | Retail Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Needham Small Cap Growth Fund | Retail Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Needham Small Cap Growth Fund | Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Needham Small Cap Growth Fund | Retail Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Needham Small Cap Growth Fund | Retail Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Needham Small Cap Growth Fund | Retail Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Needham Small Cap Growth Fund | Retail Class | Dreyfus Treasury Securities Cash Management - Class Institutional
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Needham Small Cap Growth Fund | Retail Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Needham Small Cap Growth Fund | Retail Class | ADTRAN Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Needham Small Cap Growth Fund | Retail Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Needham Small Cap Growth Fund | Retail Class | Rogers Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Needham Small Cap Growth Fund | Retail Class | Harmonic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Small Cap Growth Fund | Retail Class | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Needham Small Cap Growth Fund | Retail Class | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Needham Small Cap Growth Fund | Retail Class | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Needham Small Cap Growth Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	72.70%
Needham Small Cap Growth Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Needham Small Cap Growth Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Needham Small Cap Growth Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Needham Small Cap Growth Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Needham Small Cap Growth Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Needham Small Cap Growth Fund | Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Needham Small Cap Growth Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Needham Small Cap Growth Fund | Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Needham Small Cap Growth Fund | Institutional Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Needham Small Cap Growth Fund | Institutional Class | Dreyfus Treasury Securities Cash Management - Class Institutional
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Needham Small Cap Growth Fund | Institutional Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Needham Small Cap Growth Fund | Institutional Class | ADTRAN Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Needham Small Cap Growth Fund | Institutional Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Needham Small Cap Growth Fund | Institutional Class | Rogers Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Needham Small Cap Growth Fund | Institutional Class | Harmonic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Small Cap Growth Fund | Institutional Class | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Needham Small Cap Growth Fund | Institutional Class | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Needham Small Cap Growth Fund | Institutional Class | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%